Mar. 01, 2016
NATIONWIDE MUTUAL FUNDS
Nationwide Mid Cap Market Index Fund
Nationwide Small Cap Index Fund

Supplement dated April 29, 2016
to the Prospectus dated March 1, 2016

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective May 1, 2016:

1.	The table under the “Fees and Expenses” section on page 9 of the Prospectus with respect to the Nationwide Mid Cap Market Index Fund is deleted and restated as follows:

	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.21%	0.21%	0.21%	0.21%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None
Other Expenses	0.23%	0.15%	0.26%	0.06%
Total Annual Fund Operating Expenses	0.69%	1.36%	0.97%	0.27%
Fee Waiver/Expense Reimbursement1	(0.01)%	(0.01)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.68%	1.35%	0.96%	0.26%
1
Nationwide Mutual Funds and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.01% of the management fee to which the Adviser would be entitled until April 30, 2017.

2.	The tables under the “Example” section on page 10 of the Prospectus with respect to the Nationwide Mid Cap Market Index Fund are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$640	$782	$936	$1,383
Class C shares	237	430	744	1,634
Class R shares	98	308	535	1,189
Institutional Class shares	27	86	151	342

    You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$137	$430	$744	$1,634

3.	The table under the “Fees and Expenses” section on page 15 of the Prospectus with respect to the Nationwide Small Cap Index Fund is deleted and restated as follows:

	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.19%	0.19%	0.19%	0.19%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None
Other Expenses	0.24%	0.17%	0.33%	0.08%
Total Annual Fund Operating Expenses	0.68%	1.36%	1.02%	0.27%
Fee Waiver/Expense Reimbursement1	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.66%	1.34%	1.00%	0.25%
1
Nationwide Mutual Funds and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.02% of the management fee to which the Adviser would be entitled until April 30, 2017.

4.	The tables under the “Example” section on page 16 of the Prospectus with respect to the Nationwide Small Cap Index Fund are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$639	$778	$930	$1,371
Class C shares	236	429	743	1,633
Class R shares	102	323	561	1,246
Institutional Class shares	26	85	150	341

    You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$136	$429	$743	$1,633